Property, Equipment and Leasehold Improvements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvements	Property, equipment and leasehold improvements as of March 31, 2023 and December 31, 2022 consisted of the following:
	(In thousands)
	March 31, 2023	December 31, 2022
Furniture/Fixtures	$897	$897
Computer equipment	3,681	3,640
Vehicles	106	106
Leasehold improvements	862	801
Subtotal	5,546	5,444
Less: Accumulated depreciation	(2,087)	(1,623)
Property, equipment and leasehold improvements, net	$3,459	$3,821
Property, equipment and leasehold improvements as of December 31, 2022 and December 31, 2021 consisted of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Furniture/Fixtures	$897	$159
Computer equipment	3,640	708
Vehicles	106	106
Leasehold improvements	801	731
Subtotal	5,444	1,704
Less: Accumulated depreciation	(1,623)	(779)
Property, equipment and leasehold improvements, net	$3,821	$925